Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ 1,163	₩ 1,036	₩ 234	₩ 392
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	991	64	115	233
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	72	77	₩ 89	₩ 109
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	100	895
Acquisition Price
Disclosure Of Intangible Assets [Line Items]
Intangible assets	15,284	14,384
Acquisition Price | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,341	10,536
Acquisition Price | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	533	517
Acquisition Price | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	3,410	3,331
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(14,121)	(13,348)
Accumulated Amortization | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(10,350)	(10,472)
Accumulated Amortization | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(461)	(440)
Accumulated Amortization | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ (3,310)	₩ (2,436)